FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Total financial assets	₽ 315,765	₽ 241,314
Less current portion	(227,338)	(159,084)
Total financial assets, non-current	88,427	82,230
Total financial liabilities	808,045	711,324
Less current portion	(276,368)	(296,911)
Total financial liabilities, non-current	531,677	414,413
Financial liabilities at amortised cost
Financial instruments
Total financial liabilities	747,759	636,579
Financial liabilities at fair value through profit or loss
Financial instruments
Total financial liabilities	1,123	2,379
Trade and other payables
Financial instruments
Total financial liabilities	56,017	71,808
Accounts payable, related parties
Financial instruments
Total financial liabilities	3,146	558
Bank and other loans | Financial liabilities at amortised cost
Financial instruments
Total financial liabilities	221,113	159,384
Lease obligations | Financial liabilities at amortised cost
Financial instruments
Total financial liabilities	150,814	155,308
Notes | Financial liabilities at amortised cost
Financial instruments
Total financial liabilities	208,155	183,935
Bank deposits and liabilities | Financial liabilities at amortised cost
Financial instruments
Total financial liabilities	167,677	137,952
Other financial liabilities at fair value:
Financial instruments
Total financial liabilities	748,882	638,958
Contingent consideration and other liabilities | Financial liabilities at fair value through profit or loss
Financial instruments
Total financial liabilities	1,068	917
Currency forwards and swaps not designated as hedges | Financial liabilities at fair value through profit or loss
Financial instruments
Total financial liabilities		366
Liabilities under option agreements | Financial liabilities at fair value through profit or loss
Financial instruments
Total financial liabilities	55	73
Cross-currency swaps not designated as hedges | Financial liabilities at fair value through profit or loss
Financial instruments
Total financial liabilities		955
Interest rate swaps not designated as hedges | Financial liabilities at fair value through profit or loss
Financial instruments
Total financial liabilities		68
At FVTPL
Financial instruments
Total financial assets	50,767	33,200
At amortized cost
Financial instruments
Total financial assets	130,373	114,234
Trade and other receivables
Financial instruments
Total financial assets	35,031	39,151
Accounts receivable, related parties
Financial instruments
Total financial assets	14,189	16,659
Cash and cash equivalents
Financial instruments
Total financial assets	85,405	38,070
Other financial assets
Financial instruments
Total financial assets	181,140	147,434
Securities held by MTS Bank | At FVTPL
Financial instruments
Total financial assets	21,824	13,273
Mutual funds | At FVTPL
Financial instruments
Total financial assets	10,699	9,349
Assets in Sistema Capital trust management | At FVTPL
Financial instruments
Total financial assets	10,313	8,195
Contingent consideration | At FVTPL
Financial instruments
Total financial assets	2,631	2,013
Embedded derivatives in a lease agreement | At FVTPL
Financial instruments
Total financial assets	562
Assets under option agreements | At FVTPL
Financial instruments
Total financial assets	228
Currency forwards, swaps and options not designated as hedges | At FVTPL
Financial instruments
Total financial assets	2	52
Cross-currency swaps not designated as hedges | At FVTPL
Financial instruments
Total financial assets	4,508	318
Deposits and loans issued | At amortized cost
Financial instruments
Total financial assets	118,594	94,757
Notes | At amortized cost
Financial instruments
Total financial assets	9,583	15,957
Other | At amortized cost
Financial instruments
Total financial assets	₽ 2,196	₽ 3,520